    As filed with the Securities and Exchange Commission on January 29, 2004


                                              REGISTRATION NOS. 2-34221/811-1902


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                      Pre-Effective Amendment No. ____        [ ]

                      Post-Effective Amendment No. 52*        [X]
                                     and/or
                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940       [X]

                                Amendment No. 33*
                        (Check appropriate box or boxes)

                TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B
                -------------------------------------------------
                           (Exact Name of Registrant)

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                 ----------------------------------------------
                               (Name of Depositor)

               570 CARILLON PARKWAY, ST. PETERSBURG, FLORIDA 33716
               ---------------------------------------------------
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (727) 299-1800

                     Name and Address of Agent for Service:
                              JOHN K. CARTER, ESQ.
              SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                              570 CARILLON PARKWAY
                          ST. PETERSBURG, FLORIDA 33716

TITLE OF SECURITIES BEING REGISTERED:  Individual variable annuity contracts.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate space)

       immediately upon filing pursuant to paragraph (b) of Rule 485
----

       on __________ pursuant to paragraph (b) of Rule 485
----

  X    60 days after filing pursuant to paragraph (a) of Rule 485
----
       on __________ pursuant to paragraph (a) of Rule 485
----

* Amendment on Form N-4 to Registration Statement on Form N-3 in connection with a change in registration from a management investment company to a unit investment trust.

                TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                   Individual Equity Investment Fund Contracts
                  For Tax Deferred Individual Retirement Plans

            Issued by Transamerica Occidental Life Insurance Company


                                     (LOGO)



          1150 South Olive Street, Los Angeles, California 90015-22115



         Transamerica Occidental's Separate Account Fund B ("Fund B") offered three types of variable annuity contracts, which are called Individual Equity Investment Fund Contracts ("Contract"). These Contracts are Annual Deposit, Single Deposit Deferred and Single Deposit Immediate. These Contracts are for tax-qualified plans only. New Contracts are no longer being issued, but additional deposits may be made to existing Contracts.

         The Contracts provide an investment option, offered through Fund B, in a separate investment fund of AEGON/Transamerica Series Fund, Inc. ("ATSF"), named Transamerica Equity II. ("Equity II"). The investment objective of Equity II is long-term capital growth. Equity II pursues its investment objective by investing principally in common stocks. There are no assurances that the investment objective will be met. The Contract Owner bears all of the investment risk. THE PROSPECTUS OF EQUITY II, WHICH ACCOMPANIES THIS PROSPECTUS, PROVIDES AN INVESTMENT RISK/RETURN SUMMARY AND OTHER INFORMATION ABOUT EQUITY II AND ATSF.

         This Prospectus contains information that a prospective Contract Owner should know before investing. It should be read and retained for future reference. Additional information is contained in a Statement of Additional Information which is incorporated herein by reference and has been filed with the Securities and Exchange Commission. The table of contents for the Statement of Additional Information is included at the end of this Prospectus. The date of the Statement of Additional Information is March 29, 2004. The Statement of Additional Information is available free of charge by contacting, Transamerica Annuity Service Center, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183 or, if by overnight mail, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. The phone number is 877-717-8861.

         This Prospectus and the Statement of Additional Information, as well as material incorporated by reference and other information regarding Fund B, may be obtained on the Securities and Exchange Commission's website at http://www.sec.gov.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  THE DATE OF THIS PROSPECTUS IS MARCH 29, 2004

THE CONTRACTS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE THE CONTRACTS FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. THE CONTRACTS INVOLVE INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

(LOGO)

                                TABLE OF CONTENTS


                                                           PAGE
Terms Used in this Prospectus........................        1
Summary..............................................        2
Fee Table............................................        3
Accumulation Unit Values.............................        5

Financial Statements for Fund B and
Transamerica Occidental Life Insurance
Company..............................................        5
Transamerica Occidental Life Insurance
Company and Fund B...................................        5
   Transamerica Occidental Life Insurance
   Company...........................................        5
   Insurance Marketplace Standards Association.......        5
   Fund B............................................        5
   Equity II.........................................        6
Charges Under the Contract...........................        6
   Charges Assessed Against the Deposits.............        6
   Charges Assessed Against Fund B...................        7
   Equity II Expenses................................        7
   Premium Taxes.....................................        7
   Description of the Contracts......................        7


                                                           PAGE
   Changes to Variable Annuity Contracts.............        8
   Inquiries.........................................        8
Annuity Period.......................................        8
Death Benefits.......................................        9
   Before Retirement................................         9
   On or After Retirement ..........................         9
Contract Values.....................................         9
   Annual Deposit Contract..........................         9

   Single Deposit Deferred Contract.................         9
   Single Deposit Immediate Contract................        10
   Accumulation Unit Value.........................         10

Written Requests...................................         10
Underwriter........................................         10
Surrender of a Contract............................         10
Federal Tax Matters................................         11
   Qualified Contracts ............................         12
   Tax Status of the Contract......................         13
   Taxation of Annuities...........................         13
Legal Proceedings..................................         15
Table of Contents of the Statement of
Additional Information.............................         15




THIS PROSPECTUS IS NOT AN OFFER TO PURCHASE THE CONTRACTS IN ANY STATE IN WHICH IT IS UNLAWFUL TO MAKE SUCH OFFER. NO SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. IF SUCH REPRESENTATIONS ARE MADE, DO NOT RELY ON THEM.

16

                          TERMS USED IN THIS PROSPECTUS

ACCUMULATION                         ACCOUNT The account maintained under each
                                     Contract comprising all Accumulation Units
                                     purchased under a Contract and, if
                                     applicable, any Net Deposit not yet applied
                                     to purchase Accumulation Units.

ACCUMULATION ACCOUNT VALUE           The dollar value of an Accumulation Account.


ACCUMULATION UNIT                    A unit of measure used to measure the
                                     value of an Owner's interest under a
                                     Contract prior to the Retirement Date.

ANNUITANT                            The individual on whose behalf a Contract
                                     is issued. Generally, the Annuitant will be
                                     the Contract Owner.

ANNUITY A series of monthly payments provided under a Contract for the Annuitant or the Annuitant's beneficiary. Annuity payments will be due and payable only on the first day of a calendar month.

ANNUITY CONVERSION RATE              The rate used in converting the
                                     Accumulation Account Value to an
                                     Annuity expressed as the amount of the
                                     first Annuity payment to which the
                                     Annuitant or the beneficiary is entitled
                                     for each $1,000 of Accumulation Account
                                     Value.

ANNUITY SERVICE CENTER               The Annuity Service Center is P.O. Box
                                     3183, Cedar Rapids, Iowa 52406-3183 or, if
                                     by overnight mail, 4333 Edgewood Road NE,
                                     Cedar Rapids, Iowa 52499. The phone number
                                     is 877-717-8861.

ANNUITY UNIT VALUE                   An accounting unit of measure used to
                                     calculate annuity payments after the
                                     maturity date.

ATSF                                 AEGON/Transamerica Series Fund, Inc.

CODE                                 The Internal Revenue Code of 1986, as
                                     amended, and the rules and regulations
                                     issued thereunder.

CONTRACT                             Any one of the Individual Equity Investment
                                     Fund Contracts (Annual Deposit, Single
                                     Deposit Deferred, or Single Deposit
                                     Immediate) described in this Prospectus.

CONTRACT OWNER                       The party to the Contract who is the owner
                                     of the Contract.  Generally, the Contract
                                     Owner is the Annuitant.

DEPOSIT                              An amount paid to Transamerica Occidental
                                     Life Insurance Company pursuant to a
                                     Contract.

EQUITY II                             Transamerica Equity II, an investment
                                      portfolio of AEGON/Transamerica Series
                                      Fund, Inc.

FUND B                                Transamerica Occidental's Separate
                                      Account Fund B, a separate account of
                                      Transamerica Occidental Life Insurance
                                      Company.

NET DEPOSIT                           That portion of a Deposit remaining after
                                      deduction of any premium for Contract
                                      riders, charges for sales and
                                      administration expense and for any
                                      applicable premium taxes.

RETIREMENT DATE                       The date on which the first Annuity
                                      payment is payable under a Contract.

VALUATION DATE                        Each day on which the New York Stock
                                      Exchange is open for trading. Transamerica
                                      Occidental Life Insurance Company is open
                                      for business whenever the New York Stock
                                      Exchange is open.

VALUATION PERIOD                      The period from the close of trading on
                                      the New York Stock Exchange on one
                                      Valuation Date to the close of trading
                                      on the New York Stock Exchange on the next
                                      Valuation Date.


                                     SUMMARY


         Fund B was established on June 26, 1968, as an open-end diversified management investment company. Fund B had its own investment objective, long-term capital growth, and, as a management investment company, it invested directly in equity securities. After the close of business on December 30, 2003, all of the assets and liabilities (other than liabilities attributable to insurance charges) of Fund B were transferred, free and clear of all liens and encumbrances, to Equity II in exchange for shares of Equity II equivalent in value to the assets received from Fund B, less the liabilities assumed. Thereafter, Fund B pursued its investment objective by investing substantially all of its investable assets in Equity II, which, in turn, invests directly in a portfolio of securities and other investments. On January 29, 2004, the registration of Fund B was changed from a management investment company to a unit investment trust. As a unit investment trust, Fund B continues to invest exclusively in shares of Equity II, but is not actively managed and no longer has a Board of Managers, or investment adviser.

         Fund B issued Contracts designed for qualified plans. Three types of Contracts were offered--Annual Deposit, Single Deposit Deferred and Single Deposit Immediate. (See "Description of the Contracts.") The Contracts are no longer being offered, but additional deposits may be made to existing Contracts.

         A maximum 6 1/2% sales expense and 2% administration expense, plus state premium taxes currently ranging from 0% to 3 1/2%, are deducted from each deposit. This is equivalent to 9.29% of the net deposit after deducting sales and administrative expenses but before deducting premium taxes.

         A mortality and expense risk charge is charged Fund B at an annual rate of 1.00% of the value of the average daily net assets. Contract Owners also indirectly bear the fees and expenses incurred by Equity II. (See the Equity II prospectus for a discussion of such fees and expenses).

         Annual Deposit and Single Deposit Deferred Contracts may be surrendered prior to the selected retirement date. The surrender value is determined when the written request for surrender is received. There is no surrender charge. Withdrawals may be taken and may be taxable, and a federal penalty tax may be assessed upon withdrawals of amounts accumulated under the Contract before age 59 1/2.

         You may also choose to receive benefits in the form of an annuity.

                                    FEE TABLE

         The following table and examples, are included to assist you in understanding the transaction and operating expenses imposed under the Contracts. The standardized tables and examples assume the highest deductions possible under the Contracts, whether or not such deductions actually would be made from your Contract.

CONTRACT OWNER TRANSACTION EXPENSES: THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING THE CONTRACTS. NO FEES AND EXPENSES ARE CHARGED WHEN OWNING AND SURRENDERING THE CONTRACTS.

Sales Load Imposed on Purchases:........................................6 1/2%

         TOTAL DEPOSITS UNDER THE                          SALES EXPENSE
         CONTRACT                                      AS A PERCENT OF DEPOSIT
         ------------------------                      -----------------------
         First $15,000..............                           6 1/2%
         Next  $35,000..............                           4 1/2%
         Next $100,000..............                               2%
         Excess.....................                             1/2%

Administration Expense Imposed on Purchases:................................2%

         TOTAL DEPOSITS UNDER THE                      ADMINISTRATION EXPENSE
         CONTRACT                                      AS A PERCENT OF DEPOSIT
         ------------------------                      -----------------------
         First $15,000..............                               2%
         Next  $35,000..............                           1 1/2%
         Next $100,000..............                             3/4%
         Excess.....................                            None

Maximum Total Contract Owner Transaction Expenses:(1)....................8 1/2%

         TOTAL DEPOSITS UNDER THE           TOTAL CONTRACT OWNER TRANSACTION
         CONTRACT                        EXPENSES AS A PERCENT OF TOTAL DEPOSIT
         ------------------------        --------------------------------------
         First $15,000..............                           8 1/2%
         Next  $35,000..............                               6%
         Next $100,000..............                           2 3/4%
         Excess.....................                             1/2%

----------

         (1) Premium taxes are not shown. Charges for premium taxes, if any, are deducted when paid, which may be upon annuitization. In certain states, a premium tax charge may be deducted from each deposit.

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily net assets, excluding Equity II's fees and expenses.)

  Mortality and Expense Risk Charge:..................................    1.00%
  Other Expenses:.....................................................    None
         Total Annual Expenses:.......................................    1.00%

MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY EQUITY II THAT A CONTRACT OWNER MAY PAY PERIODICALLY DURING THE TIME THAT A CONTRACT IS OWNED. MORE DETAIL CONCERNING EQUITY II'S FEES AND EXPENSES IS CONTAINED IN EQUITY II'S PROSPECTUS.

  Total Annual Equity II Operating Expenses                               0.37%
  (expenses deducted from Equity II's assets, including
  management fees, 12b-1 fees and other expenses.)

  Net Operating Expenses (after expense reduction)                        0.30%
  (Equity II has a contractual arrangement with its investment adviser through 12/24/04, pursuant to which the investment adviser will limit the operating expenses of Equity II to 0.30%.  The investment adviser is entitled to reimbursement by Equity II of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized operating expenses are less than
  0.30%.)

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP A CONTRACT OWNER COMPARE THE COST OF INVESTING IN THE CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, SEPARATE ACCOUNT ANNUAL EXPENSES AND EQUITY II FEES AND EXPENSES.

Assuming the Contract is surrendered at the end of the periods shown,(2) $10,000 investment would be subject to the following expenses, assuming a 5% annual return on assets, and assuming the maximum fees and expenses of Equity II.

           1 YEAR           3 YEARS             5 YEARS              10 YEARS
           ------------------------------------------------------------------
           $971            $1,241             $1,530                 $2,351

Assuming the Contract is not surrendered at the end of the periods shown:

           1 YEAR           3 YEARS             5 YEARS              10 YEARS
           ------------------------------------------------------------------
           $971            $1,241             $1,530                 $2,351

----------

         (2) The Contracts are designed for retirement planning. Surrenders prior to the retirement date are not consistent with the long-term purposes of the Contracts and income tax and tax penalties may apply. Premium tax charges may be applicable.

         This example should not be considered a representation of past or future expenses and charges. Actual expenses may be greater or less than those shown. Similarly, the assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. See "Charges Under the Contract" in this Prospectus.

                            ACCUMULATION UNIT VALUES

         The following table shows Accumulation Unit value and the number of Accumulation Unit outstanding for Fund B for the last ten fiscal years for the periods indicated. The information is derived from the financial statements of Fund B.

Condensed Financial Information for the periods ended December 31:

                                2003    2002     2001      2000      1999      1998     1997      1996      1995      1994
Accumulation Unit Value:
   Beginning of period         $24.14   $31.80  $38.754   $43.813   $31.040   $20.823  $14.289   $11.164   $ 7.365   $6.851
   End of period               $31.52   $24.14  $31.800   $38.754   $43.813   $31.040  $20.823   $14.289   $11.164   $7.365
   Number of accumulation
   units at end of period       2,721    2,798    2,936     3,028     3,084     3,193    3,273     3,431     3,598    3,749
   (in thousands)


FINANCIAL STATEMENTS FOR FUND B AND TRANSAMERICA OCCIDENTAL LIFE INSURANCE
COMPANY

         The audited financial statements and reports of independent auditors for Fund B and Transamerica Occidental Life Insurance Company may be found in the Statement of Additional Information which may be obtained, without charge, by contacting the Transamerica Annuity Service Center.

            TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND FUND B

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

         Transamerica Occidental Life Insurance Company ("Transamerica Occidental"), Fund B's depositor, is a stock life insurance company incorporated in the state of California on June 30, 1906. Effective December 31, 2000, the state of domicile for Transamerica Occidental was changed to Iowa. It is principally engaged in the sale of life insurance and annuity policies. Its home office is at 1150 South Olive Street, Los Angeles, California 90015-2211. It is an indirect, wholly owned subsidiary of AEGON N.V., an international insurance group.

INSURANCE MARKETPLACE STANDARDS ASSOCIATION

         In recent years, the insurance industry has recognized the need to develop specific principles and practices to help maintain the highest standards of marketplace behavior and enhance credibility with consumers. As a result, the industry established the Insurance Marketplace Standards Association ("IMSA").

         As an IMSA member, Transamerica Occidental agrees to follow a set of standards in its advertising, sales and service for individual life insurance and annuity products. The IMSA logo, which is included on advertising and promotional materials, demonstrates that Transamerica Occidental takes its commitment to ethical conduct seriously.

FUND B

         Fund B was established by the Board of Directors of Transamerica Occidental under California law on June 26, 1968, as a separate account organized as an open-end diversified management investment company. Fund B had its own investment objective, long-term capital growth, and, as a management investment company, it invested directly in equity securities. After the close of business on December 30, 2003, all of the assets and liabilities (other than liabilities attributable to insurance charges) of Fund B were transferred, free and clear of all liens and encumbrances, to Equity II, in exchange for shares of Equity II equivalent in value to the assets received from Fund B, less the liabilities assumed. Thereafter, Fund B pursued its investment objective by investing substantially all of its investable assets in Equity II, which, in turn, invests directly in a portfolio of securities and other investments.

On January 29, 2004, the registration of Fund B was changed from a management investment company to a unit investment trust. As a unit investment trust, Fund B continues to invest exclusively in shares of Equity II, but is not actively managed and no longer has a Board of Managers, or investment adviser.

         The assets of Fund B are owned by Transamerica Occidental, but they are held separately from other assets of Transamerica Occidental. California law requires Fund B's assets to be held in Transamerica Occidental's name, but Transamerica Occidental is not a trustee with respect to Fund B's assets. Income, gains and losses, whether or not realized, from assets allocated to Fund B are, in accordance with the Contracts, credited to or charged against Fund B without regard to other income, gains or losses of Transamerica Occidental. Fund B is not affected by the investment or use of other Transamerica Occidental assets. Section 10506 of the California Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company (except to the extent assets in the separate account exceed the reserves and the liabilities of the separate account). Obligations under the Contracts are obligations of Transamerica Occidental.

         As a Contract Owner participating in Fund B, you may instruct Fund B as to the voting of the shares of Equity II held in Fund B. The number of shares of Equity II for which voting instructions may be given is determined by dividing the Contract Owner's interest in Fund B (cash value) by one hundred.

EQUITY II

         Fund B's assets are invested exclusively in shares of Equity II, a series of ATSF. Equity II's investment objective is long-term capital growth. Equity II's investment adviser, AEGON/Transamerica Fund Advisers, Inc., has hired Transamerica Investment Management, LLC to serve as sub-adviser to Equity II.

         Additional information about Equity II is available in Equity II's prospectus, which is available free of charge by contacting AEGON/Transamerica Series Fund, Inc., P.O. Box 5068, Clearwater, Florida 33758-5068 or, if by overnight mail, 570 Carillon Parkway, St. Petersburg, Florida 33716. The phone number is 800-851-9777.

                           CHARGES UNDER THE CONTRACTS

CHARGES ASSESSED AGAINST THE DEPOSITS

         Transamerica Occidental makes a deduction from each deposit for sales and administrative expenses. No such charges will be assessed against deposits made from insurance or annuity policies issued by Transamerica Occidental which are transferred to Fund B. The sales expense charge ranges from 6 1/2% to 1/2% and the charge for the administration expense is from 2% to none. (See "Fee Table.") The sales expense plus the administative expense are equivalent to the following percentages of the net deposit after deduction of these expenses.

TOTAL DEPOSITS UNDER THE          SALES AND ADMINISTRATIVE             SALES AND ADMINISTRATIVE EXPENSES AS A
      CONTRACT              EXPENSES AS A PERCENTAGE OF DEPOSIT              PERCENTAGE OF NET DEPOSIT
------------------------    -----------------------------------        --------------------------------------
First $15,000                             8 1/2%                                      9.29%
Next $35,000                                6%                                        6.38%
Next $100,000                             2 3/4%                                      2.83%
Excess                                     1/2%                                       0.50%

         The sales expense charge is retained by Transamerica Occidental as compensation for the cost of selling the Contracts. Transamerica Occidental pays Transamerica Financial Advisors, Inc. (the "Underwriter") and the Underwriter's registered representatives for the sale of the Contracts. (See "Contract Values" for more information about the Underwriter.) The distribution expenses may exceed amounts deducted from Deposits as sales expenses. Transamerica Occidental will bear any such additional expense from surplus, including profits, if any, from the mortality and expense risk charge. Transamerica Occidental pays the sales expense charge to the Underwriter as full commission.

         The administrative expense charge will be retained by Transamerica Occidental for its administrative service.

CHARGES ASSESSED AGAINST FUND B

         At the end of each Valuation Period, the Accumulation and Annuity Unit values are reduced by a mortality and expense risk charge at an annual rate of 1.00% of the value of the aggregate net assets of Fund B. Amounts of such charge may be withdrawn periodically from Fund B. The mortality risks assumed by Transamerica Occidental arise from its contractual obligations to make settlement option payments determined in accordance with the settlement option tables and other provisions contained in the Contracts and to pay death benefits prior to Retirement Dates. The expense risk assumed by Transamerica Occidental is the risk that Transamerica Occidental's actual expenses in administering the contracts will exceed the amount recovered through the administrative expense charge.

         Transamerica Occidental may realize a profit from the mortality and expense risk charge.

EQUITY II EXPENSES

         See the accompanying Prospectus of Equity II for details of fees and expenses incurred by Equity II.

PREMIUM TAXES

         Transamerica Occidental may be required to pay premium or retaliatory taxes currently ranging from 0% to 3.5% in connection with deposits or values under the Contracts. Depending upon applicable state law, Transamerica Occidental may deduct a premium tax charge for taxes incurred with respect to a particular Contract from the deposits, from amounts withdrawn, or from amounts applied on the Annuity Date. In some states, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same deposit, depending upon applicable state law.

                          DESCRIPTION OF THE CONTRACTS

         Fund B offered three types of variable annuity contracts, which are called Individual Equity Investment Fund Contracts. These Contracts were Annual Deposit, Single Deposit Deferred and Single Deposit Immediate. These Contracts are for tax qualified plans only. New Contracts are no longer being issued, but additional deposits may be made to existing Contracts.

         The Contract Owner has all rights under the Contract during the accumulation period. These include: selection of the proposed annuitant; surrendering any portion of the Accumulation Account Value; electing a Retirement Date and an annuity option; and selection of beneficiaries.

         The Contract Owner retains his or her right to select beneficiaries, if the annuity option permits, once the annuity begins.

         After the death of the annuitant, the beneficiaries have the right to the Accumulation Account Value, if any, remaining in the Contract.

CHANGES TO VARIABLE ANNUITY CONTRACTS

         Transamerica Occidental has the right to amend the Contracts to meet current applicable federal or state law or regulations or to provide more favorable annuity Conversion Rates. Each Contract Owner will be notified of any amendment to the Contract relating to any changes in federal or state laws.

         The Contract Owner may change beneficiaries, Annuity commencement date or Annuity option prior to the Annuity commencement date.

         Transamerica Occidental reserves the right to deregister Fund B under the Investment Company Act of 1940 ("1940 Act").

INQUIRIES

         A Contract Owner may request information concerning a Contract by written request, to Transamerica Annuity Service Center at P.O. Box 3183 Cedar Rapids, Iowa 52406-3183. The phone number is 877-717-8861.

                                 ANNUITY PERIOD

         Subject to limitations under federal law, Contract Owners may select an annuity option, by written request to Transamerica Occidental at least 60 days prior to commencement of an Annuity. The monthly annuity benefit is determined by the age of the Annuitant, any joint annuitant and the option selected. The Contracts have three standard annuity options:

                  (1) A variable annuity with monthly payments during the lifetime of the Annuitant. No minimum number of payments is guaranteed, so that only one such payment is made if the Annuitant dies before the second payment is due;

                  (2) A variable annuity paid monthly to the Annuitant and any joint annuitant as long as either shall live. No minimum number of payments is guaranteed, so that only one such payment is made if both the Annuitant and joint annuitant die before the second payment is due; and

                  (3) A variable annuity paid monthly during the lifetime of the Annuitant with a minimum guaranteed period of 60, 120 or 180 months. If an Annuitant dies during the minimum period, the unpaid installments for the remainder of the minimum period will be payable to the beneficiary. However, the beneficiary may elect the commuted value to be paid in one sum. The lump sum value will be determined on the Valuation Date the written request is received in the Home Office.

         Upon Transamerica Occidental's approval, other options may be selected. The form of Annuity with the fewest number of guaranteed monthly payments will provide the largest monthly payments.

         If the Contract Owner does not select any annuity option, or a lump-sum payment, the funds remain in the Accumulation Account. There may be adverse tax consequences if the funds remain in the Accumulation Account subsequent to the calendar year following the year of the Annuitant's attainment of age 70 1/2.

         The minimum amount on the first monthly payment is $20. If the first monthly payment would be less than $20, Transamerica Occidental may make a single payment equal to the total value of the Contract Owner's Accumulation Account.

         For qualified plans under Section 401 and 403(b) of the Code, distributions from a Contract generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Annuitant
(i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan is an IRA described in Section 408, or if the Annuitant is a "5 percent owner" (as described in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2.

         For information regarding the calculation of annuity payments, see the Annuity Payments section of the Statement of Additional Information.

                                 DEATH BENEFITS

Death Benefits--Before Retirement Date

         (1)  FOR SINGLE AND ANNUAL DEPOSIT CONTRACTS:

                  In the event an Annuitant dies prior to the selected Retirement Date, Transamerica Occidental will pay to the Annuitant's beneficiary the Accumulation Account Value based on the Accumulation Unit value determined on the Valuation Date coinciding with or next following the later of (i) the date adequate proof of death is received by Transamerica Occidental or (ii) the date Transamerica Occidental receives notice of the method of payment selected by the beneficiary. Subject to certain limitations imposed by the Code, upon written request after the death of the Annuitant, the beneficiary may elect, in lieu of the payment of such value in one sum, to have all or a part of the Accumulation Account Value applied under one of the forms of Annuities described under "Annuity Period," or elect an optional method of payment subject to agreement by Transamerica Occidental and in compliance with applicable federal and state law.

         (2) FOR IMMEDIATE CONTRACTS:

                  In the event an Annuitant dies prior to the selected Retirement Date, Transamerica Occidental will pay to the Annuitant's beneficiary the Accumulation Account Value based on the Accumulation Unit value determined on the Valuation Date coinciding with or next following the date proof of death is received by Transamerica Occidental.

Death Benefit--On or After Retirement Date

         If the Annuitant's death occurs on or after the Retirement Date, death benefits, if any, payable to the beneficiary shall be as provided under the Annuity option or elected optional method of payment then in effect.

                                 CONTRACT VALUES

ANNUAL DEPOSIT CONTRACT--

         This Contract provides for Deposits to be made annually or more frequently, but no Deposit may be less than $10 and the aggregate minimum Deposit must be $120 in any Contract year. Deposits may be increased on a Contract anniversary, but annual Deposits may not be increased to more than three times the first year's Deposit without consent from Transamerica Occidental. The non-forfeiture provision of the Contract will be applied if annual Deposits are not paid when due or during a 31-day grace period. The effect of this provision is that if a Deposit is not received within five years of the last Deposit date, Deposits may not be resumed, but Contract benefits remain in full force.

SINGLE DEPOSIT DEFERRED CONTRACT--

         This Contract provides for a single Deposit when the Contract is issued. Additional Deposits of at least $20 each may be made anytime within the first five Contract years. Thereafter, Transamerica Occidental must give its consent to further Deposits. The minimum initial Deposit is $1,000; Transamerica Occidental reserves the right to reduce the minimum.

         A Retirement Date is specified in the application for Annual Deposit and Single Deposit Individual Equity Investment Fund Contracts, but may be changed by a Written Request to Transamerica Occidental at its Home Office at least 60 days before an Annuity is to commence.

SINGLE DEPOSIT IMMEDIATE CONTRACT--

         This Contract provides for a single Deposit to be accepted when the Contract is issued which will begin an Annuity. The issue date of the Contract is the last Valuation Date of the second calendar month preceding the Retirement Date specified in the Contract. The minimum Deposit is $2,500. Transamerica Occidental reserves the right to reduce the minimum. The Retirement Date may not be changed.

         Net Deposits are immediately credited to the Contract Owner's Accumulation Account in the Valuation Period in which they are received at Transamerica Occidental's Home Office.

         The number of Accumulation Units created by a Net Deposit is determined on the Valuation Date on which the Net Deposit is invested in Fund B by dividing the Net Deposit by the Accumulation Unit Value on that Valuation Date. The number of Accumulation Units resulting from each Net Deposit will not change.

ACCUMULATION UNIT VALUE

         The Accumulation Unit value was set at $1.00 on November 26, 1968. The value of an Accumulation Unit may increase or decrease from one Valuation Period to the next. The value of an Accumulation Unit is calculated on each Valuation Date. The value of an Accumulation Unit for a Valuation Period is determined by dividing the current market value of the assets of Fund B less any liabilities, by the total number of Accumulation Units of Fund B. The investment experience of the shares of Equity II held in Fund B and expenses and charges of Fund B and Equity II affect Accumulation Unit values.

                                WRITTEN REQUESTS

         An original signature is required on all written requests. If a signature on record does not compare with that on the written request, Transamerica Occidental reserves the right to request a Bank Signature Guarantee before processing the request. Written requests and other communications are deemed to be received by Transamerica Occidental on the date they are actually received at the Transamerica Annuity Service Center unless they are received on a day when, or after the time that, the New York Stock Exchange is closed. In this case, the written request will be deemed to be received on the next day when the Accumulation Unit value is calculated.

                                   UNDERWRITER

         Transamerica Financial Advisors, Inc. is the principal Underwriter for the Contracts. Its address is 1150 South Olive Street, Los Angeles, California 90015-2211. It is a wholly owned subsidiary of Transamerica Insurance Corporation of California, which is wholly owned by Transamerica Corporation.

                             SURRENDER OF A CONTRACT

         Surrender and withdrawal privileges apply only to Annual Deposit and Single Deposit Deferred Contracts prior to the Retirement Date. There are no surrender or withdrawal privileges for Immediate Contracts.

         A written request by the Contract Owner must be received at the Annuity Service Center for either a withdrawal from or the surrender of Accumulation Account value. Mail such a request to P.O. Box 3183 Cedar

Rapids, Iowa 52406-3183 or, if overnight mail, to 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499. The phone number is 877-717-8861. Accumulation Units will be canceled with the equivalent dollar amount withdrawn or surrendered. The Accumulation Unit value used to determine the number of Accumulation Units canceled shall be the value established at the end of the Valuation Period in which the written request was received. The Accumulation Account value less any applicable premium tax charge will be paid within seven days following receipt of the written request which includes verification of spousal consent as required by any applicable law or regulations. However, Transamerica Occidental may postpone such payment: (1) if the New York Stock Exchange is closed or trading on the Exchange is restricted, as determined by the Securities and Exchange Commission; (2) when an emergency exists, as defined by the Commission's rules, and fair market value of the assets cannot be determined; or
(3) for other periods as the Commission may permit.

         There are no charges for withdrawals or surrender of the Contract. However, withdrawals and surrenders may be taxable and subject to penalty taxes.

         The Contract must be surrendered if a withdrawal reduces the Accumulation Account value below $10 for an Annual Deposit Deferred Contract or $20 for a Single Deposit Deferred Contract.

         Any Contract withdrawal may be repaid within five years after the date of each withdrawal (other than Contracts issued under Code Section 401(a), 403(b), 408, or 457, or an H.R. 10 Plan) but only one repayment can be made in any twelve-month period. Transamerica Occidental must be given a concurrent Written Request of repayment. The sales charges will not be deducted from the Deposit repayment, but the administrative charge will be assessed.

         A Participant in the Texas Optional Retirement Program ("ORP") is required to obtain a certificate of termination from the Participant's employer before a Contract can be surrendered. This requirement is imposed because the Attorney General of Texas has ruled that Participants in the ORP may surrender their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability.

         Restrictions may apply to variable annuity contracts used as funding vehicles for Code Section 403(b) retirement plans and Section 401(k) plans. The Code restricts the distribution under Section 403(b) annuity contracts of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributable to elective contributions held as of the end of the last plan year beginning before January 1, 1989. Other funding alternatives may exist under a 403(b) plan to which a Participant may transfer his/her investment from the Contract.

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion is a general description of Federal tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Contract. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction. This discussion is based upon Transamerica Occidental's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

         The Contracts may be purchased and used only in connection with plans qualifying for favorable tax treatment ("Qualified Contracts"). The Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), or 408 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefit to the Contract Owner, Participant, the Annuitant, or the beneficiary depends on the type and terms of the retirement plan, on the tax and employment status of the individual concerned and on the employer's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of the Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that a Qualified Contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

QUALIFIED CONTRACTS

         The Contract is designed for use with several types of qualified plans. The tax rules applicable to Annuitants in qualified plans, including restrictions on contributions and benefits, taxation of distributions, and any tax penalties, vary according to the type of plan and the terms and conditions of the plan itself. Various tax penalties may apply to contributions in excess of specified limits, aggregate distributions in excess of certain amounts annually, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not satisfy specified requirements, and certain other transactions with respect to qualified plans. Therefore, no attempt is made to provide more than general information about the use of the Contract with the various types of qualified plans. Annuitants and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are brief descriptions of the various types of qualified plans. The Contract may be amended as necessary to conform to the requirements of the plan.

1.  Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans

         Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the Annuitant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments. Under certain circumstances, 20% withholding will apply to distributions from these retirement plans, unless the distribution is directly transferred to another eligible retirement plan.

2.  Individual Retirement Annuities and Individual Retirement Accounts

         Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account (each hereinafter referred to as "IRA"). IRAs are subject to limitations on the amount which may be contributed and deducted and the time when distributions must commence. Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. Owners of the Contract for use with IRAs should have supplemental information required by the Internal Revenue Service or any other appropriate agency. Owners should seek competent advice regarding use of the Contract for IRAs.

3.  Tax-Sheltered Annuities

         Section 403(b) of the Code permits public school employees and employees of certain types of religious, charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of premiums from gross income for tax purposes. These annuity contracts are commonly referred to as "Tax Sheltered Annuities." Premiums paid pursuant to salary reduction agreements and excluded from gross income will be subject to Social Security and Medicare taxes. Subject to certain exceptions, withdrawals under Tax Sheltered Annuities which are attributable to contributions made pursuant to salary reduction agreements are prohibited unless made after the Annuitant attains age 59 1/2, upon the Annuitant's separation from service, upon the Annuitant's death or disability, or for an amount not greater than the total of such contributions in the case of hardship.

4.  Restrictions under Qualified Contracts

         Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

5.  General

         Additional Deposits under a Contract must qualify for the same federal income tax treatment as the initial Deposit under the Contract; Transamerica Occidental will not accept an additional Deposit under a Contract if the federal income tax treatment of such Deposit would be different from that of the initial Deposit.

TAX STATUS OF THE CONTRACT

         The following discussion is based on the assumption that the Contracts qualify as annuity contracts for Federal income tax purposes.

TAXATION OF ANNUITIES

1.  In General

         Section 72 of the Code governs taxation of annuities in general. Transamerica Occidental believes that a Contract Owner generally is not taxed on increases in the value of a Qualified Contract until distribution occurs by withdrawing all or part of the Accumulation Account Value (e.g., partial withdrawals and surrenders) or as Annuity Payments under the Annuity option elected. For this purpose, if such is allowed for the Qualified Contract, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Account Value or any portion of an interest in the qualified plan generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

2.  Surrenders

         In the case of a surrender under a Qualified Contract, under section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Contract which was not excluded from the individual's gross income. For a Contract issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

3.  Annuity Payments

         Although tax consequences may vary depending on the annuity option elected under the Contract, under Code Section 72(b), generally gross income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the "investment in the contract" bears to the expected return at the date annuity payments begin. In this respect (prior to recovery of the "investment in the contract"), there is generally no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each income payment is taxable. In all cases, after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.

4.  Penalty Tax

         In the case of a distribution pursuant to a Qualified Contract, there may be imposed a federal penalty tax under Section 72(t) of the Code, which may depend on the type of qualified plan and the particular circumstances. Competent tax advice should be sought before a distribution is requested.

5.  Transfers, Assignments, or Exchanges of the Contract

         A transfer of ownership of a Contract, the designation of an Annuitant or other beneficiary who is not also the Owner, or the exchange of a Contract are generally prohibited for Qualified Contracts and if made may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

6.  Withholding

         Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions, except that withholding may be mandatory with respect to distributions from Contracts issued in connection with Section 401(a), 403(a) and 403(b) plans.

7.  Death Benefits

         Amounts may be distributed from a Contract because of the death of an Annuitant or Owner. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sun, they are treated like a surrender, or (ii) if distributed under an annuity option, they are treated like an annuity payment.

8.  Other Tax Consequences

         As noted above, the foregoing discussion of the federal income tax consequences under the Contract is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect Transamerica Occidental's understanding of current law and the law may change. Federal gift and estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Annuitant or recipient of the distribution. A competent tax advisor should be consulted for further information.

9.  Possible Changes in Taxation

         Legislation has been proposed in the past that, if enacted, would adversely modify the Federal taxation of certain insurance and annuity contracts. For example, one proposal would reduce the "investment in the contract" under cash value life insurance and certain annuity contracts by certain amounts, thereby increasing the amount of income for purpose of computing gain. Although the likelihood of there being any changes is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of change). You should consult a tax advisor with respect to legislative developments and their affect on the Contract.

                                LEGAL PROCEEDINGS

         There are no material legal proceedings pending to which Fund B is a party; nor are there material legal proceedings involving the Fund to which Transamerica Occidental or the Underwriter are parties.


                      TABLE OF CONTENTS OF THE STATEMENT OF
                             ADDITIONAL INFORMATION

                                                                     PAGE
                                                                     ----
General Information and History...................................    -2-
Services..........................................................    -2-
Underwriter.......................................................    -2-
Annuity Payments..................................................    -3-
Financial Statements..............................................    -3-

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                   Individual Equity Investment Fund Contracts
                  For Tax-Deferred Individual Retirement Plans

            Issued by Transamerica Occidental Life Insurance Company 1150 South Olive Street, Los Angeles, California 90015-22115

         This Statement of Additional Information is not a Prospectus. It should be read with the Prospectus for Transamerica Occidental's Separate Account Fund B ("Fund B"). A copy of the Prospectus may be obtained by writing to the Transamerica Annuity Service Center, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183 or, if by overnight mail, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, or at 877-717-8861.





     THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MARCH 29, 2004
                  THE DATE OF THE PROSPECTUS IS MARCH 29, 2004

                                TABLE OF CONTENTS


                                                                    Cross
                                                                  Reference
                                                                to Prospectus
                                                    Page             Page
                                                    ----        -------------
General Information and History....................  -2-              -5-
Services...........................................  -2-              -2-
Underwriter........................................  -2-             -10-
Annuity Payments...................................  -3-              -9-
Financial Statements...............................  -3-              -5-

Note: Defined words used herein have the same meaning as in Fund B's Prospectus, unless otherwise indicated.

GENERAL INFORMATION AND HISTORY

         Transamerica Occidental Life Insurance Company (the "Company") was formerly known as Occidental Life Insurance Company of California. The name change occurred approximately on September 1, 1981. Effective December 31, 2000, the Company redomesticated from California to Iowa. The Company is an indirect, wholly owned subsidiary of AEGON N.V., an international insurance group.

         On November 26, 1968, the Company invested $1,000,000 in Fund B pursuant to California law. In September 1969, the Company invested an additional $1,000,000 in Fund B. On December 31, 2003, the Company's share in the Fund was approximately 78.55% of the total Contract Owner's equity.

SERVICES

         The Company performs all record keeping and administrative functions related to the Contracts and each Contract Owner's account, including issuing Contracts, valuing Contract Owner's accounts, making anuity payments and other administrative functions. In addition, the Company supplies or pays for occupancy and office rental, clerical and bookkeeping, accounting, legal fees, registration and filing fees, stationery, supplies, printing, reports to Contract Owners, determination of offering and redemption prices and all ordinary expenses incurred in the ordinary course of business of Fund B.

         Boston Safe Deposit and Trust Company of California, 1 Embancadero Center, San Francisco, CA 94111-is Fund B's custodian. As such, it holds Fund B's securities. The Company pays all fees for this service.

         The financial statements of Fund B have been audited by Ernst & Young LLP, independent auditors. Ernst & Young LLP's address is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.

UNDERWRITER

         Transamerica Financial Resources, Inc. (the "Underwriter"), is the principal underwriter for Fund B's Contracts. Its address is 1150 South Olive Street, Los Angeles, California 90015-2211. It is a wholly owned subsidiary of Transamerica Insurance Corporation of California, which is wholly owned by Transamerica Corporation, a subsidiary of AEGON N.V.

         The past three years, the Underwriter received from the sales of Fund B's Contracts total payments of $0 in 2001, $0 in 2002 and $0 in 2003.

ANNUITY PAYMENTS

AMOUNT OF FIRST ANNUITY PAYMENT

         SINGLE AND ANNUAL DEPOSIT CONTRACTS:

         At a Contract Owner's selected retirement date, the Accumulation Account Value based on the Accumulation Unit value established on the last Valuation Date in the second calendar month preceding the retirement date is applied to the appropriate annuity conversion rate under the Contract, according to the annuitant's, and any joint annuitant's, attained age at nearest birthday and the selected form of annuity, to determine the dollar amount of the first variable annuity payment. The annuity conversion rates are based on the following assumptions: (i) investment earnings at 3.5% per annum, and (ii) mortality - The Annuity Table for 1949, ultimate two year age setback.

         IMMEDIATE CONTRACT:

   The net deposit applicable under the Contract is applied to the annuity conversion rate for this Contract by Fund B according to the annuitant's, and any joint annuitant's, attained age at nearest birthday and selected form of annuity, to determine the dollar amount of the first variable annuity payment. The annuity conversion rates are based on the following assumptions: (i) investment earnings at 3.5% per annum, and (ii) mortality - The Annuity Table for 1949, one year age setback.

AMOUNT OF SUBSEQUENT ANNUITY PAYMENTS

         The amount of a variable annuity payment after the first is determined by multiplying the number of annuity units by the annuity unit value established on the last Valuation Date in the second calendar month preceding the date such payment is due.

         The annuity conversion rates reflect the assumed net investment earnings rate of 3.5%. Each annuity payment will vary as the actual net investment earnings rate varies from 3.5%. If the actual net investment earnings rate were equal to the assumed rate, annuity payments would be level. If the actual net investment rate were lower than the assumed rate, annuity payments would decrease.

FINANCIAL STATEMENTS

[Financial Statements will be filed by amendment.]

                                     PART C

                                OTHER INFORMATION


ITEM 28.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  FINANCIAL STATEMENTS:

Fund B (or "Registrant")

  Included in Part B

          All financial statements as required in Part B hereof to be filed by amendment.

Transamerica Occidental Life Insurance Company and Subsidiaries

  Included in Part B

          All financial statements as required in Part B hereof to be filed by amendment.

(b)  EXHIBITS:

Exhibit Number                                    Description of Document
--------------                                    -----------------------

1 Resolutions of Board of Directors of Transamerica Occidental Life Insurance Company creating Registrant. (3)

2 Custodian Agreement between Registrant, Transamerica Occidental Life Insurance Company and Boston Safe Deposit and Trust Company of California. (4)

3 Agreement between Transamerica Financial Resources, Inc., Transamerica Occidental Life Insurance Company and Registrant entitled "Marketing Agreement" and dated July 1, 1969.(3)

4        Contracts:

         4(i)     Annual Deposit Individual Equity Investment Fund Contract. (3)

         4(ii) Single Deposit Individual Equity Investment Fund Contract to provide a deferred Variable Annuity. (3)

         4(iii) Single Deposit Individual Equity Investment Fund Contract to provide an immediate Variable Annuity. (3)

         4(iv) Endorsement to Immediate Annuity Contracts--changes definition of Valuation Date. (1)(2)(3)

         4(v) Endorsement to Annuity Contracts issued in connection with 408 Plans. (1)(2)(3)

         4(vi) Endorsement to Annual Deposit and Deferred Annuity Contracts issued in connection with 403(b) and H.R. 10 Plans. (1)(2)(3)

         4(vii) Endorsement to define the term "Deposit" in some Contracts to mean "Purchase Payment." (1)(2)(3)

         4(viii)  Endorsement to modify definition of "Valuation Period."
                  (1)(2)(3)

         4(ix)    Deposit Continuation on Total and Permanent Disability Rider.
                  (1)(3)

         4(x) Endorsement for State of Michigan to define investment factors filed as part of this Registration Statement. (2)(3)

         4(xi) Disclosure document used in the sale of Individual Retirement Annuity Contracts. (3)

         4(xii)   TSA Compliance Endorsement (form 1-00720-188). (1)

         4(xiii)  TSA Compliance Endorsement-PA (form 1-00720-188PA). (1)

5        Applications:

         5(i)     Application for Individual Equity Investment Fund Contracts.
                  (2)(3)

         5(ii) Revised Application for Individual Equity Investment Fund Contracts. (1)(2)(3)

6 Copies of the certificate of incorporation or other instrument of organization and the by-laws of Transamerica Occidental Life Insurance Company. (5)

7        Not applicable.

8        Prototype Plan documents. (3)

9        Opinion and Consent of Counsel. (6)

10       Consent of Independent Auditors. (6)

11       Not applicable.

12 Letter from Transamerica Occidental regarding its investment in the Fund. (1)(3)

13       Not applicable.

----------------------

(1) Previously filed with Registrant's Registration Statement on Form N-8B-1 and incorporated herein by reference.

(2) Previously filed with Registrant's Registration Statement on Form S-5 and incorporated herein by reference.

(3) Previously filed with Registrant's Registration Statement on Form N-1 and incorporated herein by reference.

(4) Previously filed with Registrant's Post-Effective Amendment No. 43 to this Registration Statement on Form N-3 (4-25-96) and incorporated herein by reference.

(5) Previously filed with Registrant's Post-Effective Amendment No. 49 to this Registration Statement on Form N-3 (4-25-01) and incorporated herein by reference.

(6)      To be filed by amendment.

ITEMS 25.

DIRECTORS AND OFFICERS OF THE COMPANY.

          The names of Directors and Executive Officers of the Company, their positions and offices with the Company are as follows.

                          NAME AND PRINCIPAL                                          POSITION AND OFFICES
                          BUSINESS ADDRESS                                              WITH THE COMPANY
                          ----------------                                            --------------------
Brenda K. Clancy; 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499         Director and Senior Vice President

Diane Meiners; 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499            Director, Vice President and Treasurer

Christopher H. Garrett; 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499   Director

Craig D. Vermie; 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499          Director, Vice President, Secretary and Counsel

Gary U. Rolle'; 1150 S. Olive St., Los Angeles, California 90015-2211      Investment Officer

Ron F. Wagley; 1150 S. Olive St., Los Angeles, California 90015-2211       Director, Chairman of the Board and President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE COMPANY OR REGISTRANT

         Registrant is a separate account controlled by the Contract Owners, and is not controlled by or under common control with any other person. The Company may be deemed to be controlled by Transamerica Corporation, a subsidiary of AEGON N.V.

         The following chart indicates the persons controlled by or under common control with Transamerica Corporation as of May 1, 2003.

                                        JURISDICTION OF        PERCENT OF VOTING SECURITIES
           NAME                          INCORPORATION         OWNED                             BUSINESS
VERENIGING AEGON                         Netherlands                                             Netherlands Membership
                                                                                                 Association

AEGON N.V.                               Netherlands           51.27% of Vereniging              Holding Company
                                                               AEGON Netherlands
                                                               Membership Association

AEGON Nederland N.V.                     Netherlands           100% AEGON N.V.                   Holding Company

                                        JURISDICTION OF        PERCENT OF VOTING SECURITIES
           NAME                          INCORPORATION         OWNED                             BUSINESS
AEGON Nevak Holding B.V.                 Netherlands           100% AEGON N.V.                   Holding Company

AEGON Derivatives                        Netherlands           100% AEGON N.V.                   Holding Company

AEGON International N.V.                 Netherlands           100% AEGON N.V.                   Holding Company

AEGON Trust Advisory Board Members:      Delaware              100% AEGON International N.V.     Manage assets of AEGON
K.J.Storm                                                                                        U.S. Holding Corporation
Donald J. Shepard
Joseph Streppel
Dennis Hersch

AEGON U.S. Holding Corporation           Delaware              100% AEGON Trust                  Holding company

AEGON DMS Holding B.V.                   Netherlands           100% AEGON International N.V.     Holding company

JCPenney Financial & Marketing           Korea                 100% AEGON DMS Holding B.V.       Marketing
Services Group LTD

JCPenney Direct Marketing Services       Japan                 100% AEGON DMS Holding B.V.       Marketing
Japan K.K.

Canadian Premier Holdings LTD            Canada                100% AEGON DMS Holding B.V.       Holding company

Canadian Premier Life Insurance Company  Canada                100% Canadian Premier Holdings    Holding company
                                                               LTD

Legacy General Insurance Company         Canada                100% Canadian Premier Life        Insurance
                                                               Insurance Company

Cornerstone International Holdings LTD   United Kingdom        100% AEGON DMS Holding B.V.       Holding company

Cornerstone International Marketing LTD  United Kingdom        100% Cornerstone International    Marketing company
                                                               Holdings, LTD

Stonebridge International Insurance LTD  United Kingdom        100% Cornerstone International    Insurance company
                                                               Marketing, LTD

JCPenney Direct Asia Pacific Pty LTD     Australia             100% AEGON DMS Holding B.V.       Holding company

JCPenney Direct Service Asia Pacific     Australia             100% JCPenney Direct Asia         Operations company
Pty LTD                                                        Pacific Pty LTD

                                        JURISDICTION OF        PERCENT OF VOTING SECURITIES
           NAME                          INCORPORATION         OWNED                             BUSINESS
JCPenney Insurance Marketing Asia        Australia             100% JcPenney Direct Asia         Marketing company
Pacific Pty LTD                                                Pacific Pty LTD

Short Hills Management Company           New Jersey            100% AEGON U.S. Holding           Insurance Agent
                                                               Corporation

COPRA Reinsurance Company                New York              100% AEGON U.S.                   Reinsurance
                                                               Holding Corporation

AEGON Management Company                 Indiana               100% AEGON U.S.                   Insurance holding company
                                                               Holding Corporation
AEGON U.S. Corporation                   Iowa                  100% AEGON U.S. Holding           Holding company
                                                               Corporation

Transamerica Corporation and             Delaware              100% AEGON NV                     Major interest in
subsidiaries ("TAC")                                                                             insurance and finance

AEGON USA, Inc.                          Iowa                  AEGON U.S. Holding Corporation,   Holding company
                                                               AEGON U.S. Corporation

RCC North America, L.L.C.                Delaware              100% AEGON USA, Inc.              Real estate

Transamerica Holding Company, L.L.C.     Delaware              100% AEGON USA, Inc.              Holding Company

AEGON Funding Corp.                      Delaware              100% Transamerica Holding         Issue debt securities-net
                                                               Company, L.L.C.                   proceeds used to make
                                                                                                 loans to affiliates

First AUSA Life Insurance Company        Maryland              100% Transamerica Holding         Insurance holding company
                                                               Company, L.L.C.
Transamerica Financial Life Insurance    New York              100% First AUSA Life Insurance    Insurance
Company                                                        Company

Life Investors Insurance Company of      Iowa                  100% First AUSA Life Ins.         Insurance
America                                                        Company.

Apple Partners of Iowa, L.L.C.           Iowa                  100% LICCA                        Apple production, packing,
                                                                                                 storage and sales

Life Investors Alliance, LLC             Delaware              100% LIICA                        Purchase, own, and hold
                                                                                                 the equity interest of
                                                                                                 other entities

Transamerica Life Insurance Company      Iowa                  100% First AUSA Life Ins.         Insurance
                                                               Company.

                                        JURISDICTION OF        PERCENT OF VOTING SECURITIES
           NAME                          INCORPORATION         OWNED                             BUSINESS
AEGON Financial Services Group, Inc.     Minnesota             100% Transamerica Life            Marketing
                                                               Insurance Co.
AEGON Assignment Corporation of          Kentucky              100% AEGON Financial Services     Administrator of
Kentucky                                                       Group, Inc.                       structured settlements

AEGON Assignment Corporation             Illinois              100% AEGON Financial Services     Administrator of
                                                               Group, Inc.                       structured settlements

Transamerica Financial Institutions,     Minnesota             100% AEGON Financial Services     Life insurance and
Inc.                                                           Group, Inc.                       underwriting services

Southwest Equity Life Ins. Co.           Arizona               100% of Common Voting Stock       Insurance
                                                               First AUSA Life Ins. Company.

Iowa Fidelity Life Insurance Co.         Arizona               100% of Common Voting Stock       Insurance
                                                               First AUSA Life Ins. Company.

Western Reserve Life Assurance Co. of    Ohio                  100% First AUSA Life Ins.         Insurance
Ohio                                                           Company

WRL Insurance Agency, Inc.               California            100% Western Reserve Life         Insurance Agency
                                                               Assurance Co. of Ohio

WRL Insurance Agency of Alabama, Inc.    Alabama               100% WRL Insurance Agency, Inc.   Insurance Agency

WRL Insurance Agency of Massachusetts,   Massachusetts         100% WRL Insurance Agency, Inc.   Insurance Agency
Inc.

WRL Insurance Agency of Nevada, Inc.     Nevada                100% WRL Insurance Agency, Inc.   Insurance Agency

WRL Insurance Agency of Wyoming          Wyoming               100% WRL Insurance Agency, Inc.   Insurance Agency

AEGON/Transamerica Series Fund, Inc.     Maryland              Various                           Mutual Fund

AEGON/Transamerica Fund Advisers, Inc.   Florida               78% Western Reserve Life          Registered investment
                                                               Assurance Co. of Ohio             adviser
                                                               22% AUSA Holding Company

AEGON/Transamerica Fund Services, Inc.   Florida               100% Western Reserve Life         Provides administration
                                                               Assurance Co. of Ohio             for affiliated mutual fund

World Financial Group Insurance          California            100% Western Reserve Life         Insurance agency
Agency, Inc.                                                   Assurance Co. of Ohio

World Financial Group Insurance Agency   Alabama               100% World Financial Group        Insurance Agency
of Alabama, Inc.                                               Insurance Agency, Inc.

                                        JURISDICTION OF        PERCENT OF VOTING SECURITIES
           NAME                          INCORPORATION         OWNED                             BUSINESS
World Financial Group Insurance Agency   Massachusetts         100% World Financial Group        Insurance Agency
of Massachusetts, Inc.                                         Insurance Agency, Inc.

World Financial Group Insurance Agency   Hawaii                100% World Financial Group        Insurance Agency
of Hawaii, Inc.                                                Insurance Agency, Inc.

World Financial Group Insurance Agency   Nevada                100% World Financial Group        Insurance Agency
of Nevada, Inc.                                                Insurance Agency, Inc.

World Financial Group Insurance Agency   New Mexico            100% World Financial Group        Insurance Agency
of New Mexico, Inc.                                            Insurance Agency, Inc.

World Financial Group Insurance Agency   Wyoming               100% World Financial Group        Insurance Agency
of Wyoming                                                     Insurance Agency, Inc.

AEGON Equity Group, Inc.                 Florida               100% Western Reserve Life         Insurance Agency
                                                               Assurance Co. of Ohio

WFG Property & Casualty Insurance        Georgia               100% World Financial Group        Insurance
Agency, Inc.                                                   Insurance Agency, Inc.

WFG Property & Casualty Insurance        Alabama               100% World Financial Group        Insurance
Agency of Alabama, Inc.                                        Insurance Agency, Inc.

WFG Property & Casualty Insurance        California            100% World Financial Group        Insurance
Agency of California, Inc.                                     Insurance Agency, Inc.

WFG Property & Casualty Insurance        Mississippi           100% World Financial Group        Insurance
Agency of Mississippi, Inc.                                    Insurance Agency, Inc.

WFG Property & Casualty Insurance        Nevada                100% World Financial Group        Insurance
Agency of Nevada, Inc.                                         Insurance Agency, Inc.

WFG Property & Casualty Insurance        Wyoming               100% World Financial Group        Insurance
Agency of Wyoming, Inc.                                        Insurance Agency, Inc.

Monumental General Casualty Co.          Maryland              100% First AUSA Life Ins.         Insurance
                                                               Company.

United Financial Services, Inc.          Maryland              100% First AUSA Life Ins.         General agency
                                                               Company.

Bankers Financial Life Ins. Co.          Arizona               100% First AUSA Life Ins.         Insurance
                                                               Company.

The Whitestone Corporation               Maryland              100% First AUSA Life Ins.         Insurance agency
                                                               Company.

Cadet Holding Corp.                      Iowa                  100% First AUSA Life Insurance    Holding company
                                                               Company

Monumental General Life Insurance        Puerto Rico           51% First AUSA Life Insurance     Insurance
Company of Puerto Rico                                         Company
                                                               49% Baldrich & Associates of
                                                               Puerto Rico

                                        JURISDICTION OF        PERCENT OF VOTING SECURITIES
           NAME                          INCORPORATION         OWNED                             BUSINESS
TFLIC Holding Company                    Maryland              100% Transamerica Holding         Holding company
                                                               Company

AEGON USA Investment Management, Inc.    Iowa                  100% Transamerica Holding         Investment Adviser
                                                               Company

AEGON USA Securities, Inc.               Iowa                  100% Transamerica Holding         Broker-Dealer
                                                               Company

Monumental General Insurance Group,      Maryland              100% TFLIC Holding Company.       Holding company
Inc.

Trip Mate Insurance Agency, Inc.         Kansas                100% Monumental General           Sale/admin. of travel
                                                               Insurance Group, Inc.             insurance

Monumental General Administrators, Inc.  Maryland              100% Monumental General           Provides management srvcs.
                                                               Insurance Group, Inc.             to unaffiliated third
                                                                                                 party administrator

National Association Management And      Maryland              100% Monumental General           Provides actuarial
Consultant Services, Inc.                                      Administrators, Inc.              consulting services

Monumental General Mass Marketing, Inc.  Maryland              100% Monumental General           Marketing arm for sale of
                                                               Insurance Group, Inc.             mass marketed insurance
                                                                                                 coverages

Transamerica Capital, Inc.               California            100% TFLIC Holding Co.            Broker/Dealer

Universal Benefits Corporation           Iowa                  100% TFLIC Holding Co.            Third party administrator

Investors Warranty of America, Inc.      Iowa                  100% TFLIC Holding Co.            Provider of automobile
                                                                                                 extended maintenance
                                                                                                 contracts

Massachusetts Fidelity Trust Co.         Iowa                  100% TFLIC Holding Co.            Trust company

Money Services, Inc.                     Delaware              100% TFLIC Holding Co.            Provides financial
                                                                                                 counseling for employees
                                                                                                 and agents of affiliated
                                                                                                 companies

ADB Corporation, L.L.C.                  Delaware              100% Money Services, Inc.         Special purpose limited
                                                                                                 Liability company

ORBA Insurance Services, Inc.            California            26.91% Money Services, Inc.       Insurance agency

Great Companies L.L.C.                   Iowa                  30% Money Services, Inc.          Markets & sells mutual
                                                                                                 funds & individually
                                                                                                 managed accounts

                                        JURISDICTION OF        PERCENT OF VOTING SECURITIES
           NAME                          INCORPORATION         OWNED                             BUSINESS
AEGON USA Travel and Conference          Iowa                  100% Money Services               Travel and Conference
Services, L.L.C.                                                                                 Services

Roundit, Inc.                            Maryland              50% TFLIC Holding Co.             Financial services

Zahorik Company, Inc.                    California            100% TFLIC Holding Co.            Broker-Dealer

ZCI, Inc.                                Alabama               100% Zahorik Company, Inc.        Insurance agency

Zahorik Texas, Inc.                      Texas                 100% Zahorik Company, Inc.        Insurance agency

Long, Miller & Associates, L.L.C.        California            33-1/3% TFLIC Holding Co.         Insurance agency

AEGON Asset Management Services, Inc.    Delaware              100% TFLIC Holding Co.            Registered investment
                                                                                                 advisor

World Group Securities, Inc.             Delaware              100% AEGON Asset Management       Broker-Dealer
                                                               Services, Inc.

World Financial Group, Inc.              Delaware              100% AEGON Asset Management       Marketing
                                                               Services, Inc.

Intersecurities, Inc.                    Delaware              100% TFLIC Holding Co.            Broker-Dealer

Idex Investor Services, Inc.             Florida               100% TFLIC Holding Co.            Shareholder services

Idex Management, Inc.                    Delaware              100% TFLIC Holding Co.            Investment advisor

IDEX Mutual Funds                        Massachusetts         Various                           Mutual fund

Diversified Investment Advisors, Inc.    Delaware              100% TFLIC Holding Co.            Registered investment
                                                                                                 advisor

Diversified Investors Securities Corp.   Delaware              100% Diversified Investment       Broker-Dealer
                                                               Advisors, Inc.

George Beram & Company, Inc.             Massachusetts         100% Diversified Investment       Employee benefit and
                                                               Advisors, Inc.                    actuarial consulting

Creditor Resources, Inc.                 Michigan              100% TFLIC Holding Co.            Credit insurance

CRC Creditor Resources Canadian Dealer   Canada                100% Creditor Resources, Inc.     Insurance agency
Network Inc.

Premier Solutions Group, Inc.            Maryland              100% Creditor Resources, Inc.     Insurance agency

AEGON USA Investment Management, LLC.    Iowa                  100% Transamerica Holding         Investment advisor
                                                               Company, L.L.C.

AEGON USA Realty Advisors, Inc.          Iowa                  100% TFLIC Holding Co.            Provides real estate
                                                                                                 administrative and real
                                                                                                 estate investment services

                                        JURISDICTION OF        PERCENT OF VOTING SECURITIES
           NAME                          INCORPORATION         OWNED                             BUSINESS
AEGON USA Real Estate Services, Inc.     Delaware              100% AEGON  USA Realty            Real estate and mortgage
                                                               Advisors, Inc.                    holding company

QSC Holding, Inc.                        Delaware              100% AEGON USA Realty Advisors,   Real estate and financial
                                                               Inc.                              software production and
                                                                                                 sales

Realty Information Systems, Inc.         Iowa                  100% AEGON USA Realty Advisors,   Information Systems for
                                                               Inc                               real estate investment
                                                                                                 management

Commonwealth General Corporation and     Delaware              100% AEGON U.S. Corporation       Holding company
subsidiaries

Veterans Life Insurance Co.              Illinois              100% Transamerica Holding         Insurance company
                                                               Company, L.L.C.

Peoples Benefit Services, Inc.           Pennsylvania          100% Veterans Life Ins. Co.       Special-purpose subsidiary

ITEM 27.  NUMBER OF CONTRACT OWNERS

         As of September 18, 2003, Fund B had approximately 805,589.345 units outstanding, of which 175,028.408 units were owned by Contract Owners and 630,560.937 units were owned by Transamerica Occidental.

ITEM 28.  INDEMNIFICATION

         Pursuant to the Marketing Agreement with the Underwriter, Transamerica Occidental will indemnify and hold harmless the Underwriter and each person who controls it against any liabilities to the extent that they arise from inaccurate or misleading statements in material provided by Transamerica Occidental.

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Additionally, the Company's Bylaws provide in Article V as follows:

         Section 1.  Right to Indemnification.

Each person who was or is a party or is threatened to be made a party to or is involved, even as a witness, in any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereafter a "Proceeding"), by reason of the fact that he, or a person of whom he is the legal representative, is or was a director, officer, employee, or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, or other enterprise, or was a director, officer, employee, or agent of a foreign or domestic corporation that was predecessor corporation of the corporation or of another enterprise at the request of such predecessor corporation, including service with respect to employee benefit plans, whether the basis of the Proceeding is alleged action in an official capacity as a director, officer, employee, or agent or in any other capacity while serving as a director, officer, employee, or agent (hereafter an "Agent"), shall be indemnified and held harmless by the corporation to the fullest extent authorized by statutory and decisional law, as the same exists or may hereafter be interpreted or amended (but, in the case of any such amendment or interpretation, only to the extent that such amendment or interpretation permits the corporation to provide broader indemnification rights than were permitted prior thereto) against all expense, liability, and loss (including attorneys' fees, judgements, fines, ERISA excise taxes and penalties, amounts paid or to be paid in settlement, any interest, assessments, or other charges imposed thereon, and any federal, state, local or foreign taxes imposed on any Agent as a result of the actual or deemed receipt of any payments under this Article) incurred or suffered by such person in connection with investigating, defending, being a witness in, or participating in (including on appeal), or preparing for any of the foregoing, in any Proceeding (hereafter "Expenses"); provided however, that except as to actions to enforce indemnification rights pursuant to Section 3 of this Article, the corporation shall indemnify any Agent seeking indemnification in connection with a Proceeding (or part thereof) initiated by such person only if the Proceeding (or part thereof) was authorized by the Board of Directors of the corporation. The right to indemnification conferred in this Article shall be a contract right.

         Section 2.  Authority to Advance Expenses.

Expenses incurred by an officer or director (acting in his capacity as such) in defending a Proceeding shall be paid by the corporation in advance of the final disposition of such Proceeding, provided, however, that if required by the California General Corporation Law, as amended, such Expenses shall be advanced only upon delivery to the corporation of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that he is not entitled to be indemnified by the corporation as authorized in this Article or otherwise. Expenses incurred by other Agents of the corporation (or by the directors or officers not acting in their capacity as such, including service with respect to employee benefit plans) may be advanced upon the receipt of a similar undertaking, if required by law, and upon such other terms and conditions as the Board of Directors deems appropriate. Any obligation to reimburse the corporation for Expense advances shall be unsecured and no interest shall be charged thereon.

         Section 3.  Right of Claimant to Bring Suit.

If a claim under Section 1 or 2 of this Article is not paid in full by the corporation within 30 days after a written claim has been received by the corporation, the claimant may at any time thereafter bring suit against the corporation to recover the unpaid amount of the claim and, if successful in whole or in part, the claimant shall be entitled to be paid also the expense (including attorneys' fees) of prosecuting such claim. It shall be a defense to any such action (other than an action brought to enforce a claim for expenses incurred in defending a Proceeding in advance of its final disposition where the required undertaking has been tendered to the corporation) that the claimant has not met the standards of conduct that make it permissible under the California General Corporation Law for the corporation to indemnify the claimant for the amount claimed. The burden of proving such a defense shall be on the corporation. Neither the failure of the corporation (including its Board of Directors, independent legal counsel, or its stockholders) to have made a determination prior to the commencement of such action that indemnification of the claimant is proper under the circumstances because he has met the applicable standard of conduct set forth in the California General Corporation Law, nor an actual determination by the corporation (including its Board of Directors, independent legal counsel, or its stockholders) that the claimant had not met such applicable standard of conduct, shall be a defense to the action or create a presumption that claimant has not met the applicable standard of conduct.

         Section 4.  Provisions Nonexclusive.

The rights conferred on any person by this Article shall not be exclusive of any other rights that such person may have or hereafter acquire under any statute, provision of the Articles of Incorporation, bylaw, agreement, vote of stockholders or disinterested directors, or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office. To the extent that any provision of the Articles, agreement, or vote of the stockholders or disinterested directors is inconsistent with these bylaws, the provision, agreement, or vote shall take precedence.

         Section 5.  Authority to Insure.

The corporation may purchase and maintain insurance to protect itself and any Agent against any Expense asserted against or incurred by such person, whether or not the corporation would have the power to indemnify the Agent against such Expense under applicable law or the provisions of this Article [provided that, in cases where the corporation owns all or a portion of the shares of the company issuing the insurance policy, the company and/or the policy must meet one of the two sets of conditions set forth in Section 317 of the California General Corporation Law, as amended].

         Section 6.  Survival of Rights.

The rights provided by this Article shall continue as to a person who has ceased to be an Agent and shall inure to the benefit of the heirs, executors, and administrators of such person.

         Section 7.  Settlement of Claims.

The corporation shall not be liable to indemnify any Agent under this Article
(a) for any amounts paid in settlement of any action or claim effected without the corporation's written consent, which consent shall not be unreasonably withheld; or (b) for any judicial award, if the corporation was not given a reasonable and timely opportunity, at its expense, to participate in the defense of such action.

         Section 8.  Effect of Amendment

Any amendment, repeal, or modification of this Article shall not adversely affect any right or protection of any Agent existing at the time of such amendment, repeal, or modification.

         Section 9.  Subrogation.

In the event of payment under this Article, the corporation shall be subrogated to the extent of such payment to all of the rights of recovery of the Agent, who shall execute all papers required and shall do everything that may be necessary to secure such rights, including the execution of such documents necessary to enable the corporation effectively to bring suit to enforce such rights.

         Section 10.  No Duplication of  Payments.

The corporation shall not be liable under this Article to make any payment in connection with any claim made against the Agent to the extent the Agent has otherwise actually received payment (under any insurance policy, agreement, vote, or otherwise) of the amounts otherwise indemnifiable hereunder.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         The directors and officers of AEGON NV/Transamerica Occidental Life Insurance Company are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers effective 11/8/03 to 11/8/04.

Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, allowed by the laws and state of incorporation. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program for Coverage A and for Coverage B in total is $200,000,000 for the period 11/8/03 to 11/4/04. Coverage B is subject to a self insured retention of $5,000,000 within Anglo-Saxon countries, and $5,000,000 for securities claims, plus a 20% securities allocation deductible to the corporation. The lead insurer is now New Hampshire Insurance Company, a member of the AIG group of companies.

ITEM 29.  PRINCIPAL UNDERWRITER

         (a) Transamerica Financial Advisors, Inc. (name changed from "Transamerica Financial Resources, Inc.", effective March 1, 2002), the principal Underwriter is also an underwriter and distributor for Annuity Contracts funded by Transamerica Occidental Life Insurance Company's Separate Account VA-2L and Transamerica Life Insurance Company of New York's Separate Account VA-2LNY. The Underwriter is wholly-owned by Transamerica Insurance Corporation, a wholly-owned subsidiary of Transamerica Insurance Corporation, a subsidiary of AEGON, N.V.

         (b) The following table furnishes information with respect to each director and officer of the principal Underwriter currently distributing securities of the registrant:

                                      Position and              Position and
Names and Principal                   Offices with              Offices with
Business Address                  Principal Underwriter          Registrant
-------------------               ---------------------         ------------
Sandra C. Brown                 Director, President and              N/A
1150 South Olive Street         Chief Operating Officer,
Los Angeles, California         Chairman of the Board

George Chuang                   Treasurer                            N/A
1150 South Olive Street
Los Angeles, California

Kenneth Kilbane                 Director                             N/A
1150 South Olive Street
 Los Angeles, California

William H. Tate                 Director                             N/A
1150 South Olive Street
Los Angeles, California

Ron F. Wagley                   Director                             N/A
1150 South Olive Street
Los Angeles, California

Bruce Clark                     Director                             N/A
1150 South Olive Street
Los Angeles, California

The Underwriter received $0.00 from Fund B in 2003.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          The Company maintains physical possession of each account, book, or other document required to be maintained at its offices at 1150 South Olive Street, Los Angeles, California 90015 and 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

ITEM 31.  MANAGEMENT SERVICES

          Not applicable.

ITEM 37.  UNDERTAKINGS

          (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

          (d) Transamerica Occidental Life Insurance Company hereby represents that the fees and charges deducted under Contracts are reasonable in the aggregate in relation to services rendered, expenses expected to be incurred and risks assumed by Transamerica Occidental Life Insurance Company.

                                   SIGNATURES

          As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Occidental's Separate Account Fund B certifies that it meets the requirements of Rule 485(a) under the Securities Act of 1933 for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on the 28th day of January, 2004.

                              TRANSAMERICA OCCIDENTAL'S  SEPARATE ACCOUNT FUND B

                              By: /s/ Brian C. Scott
                                  ----------------------------------------------
                                  Brian C. Scott
                                  President and Chief Executive Officer

                              TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

                              By: /s/ John K. Carter
                                  ----------------------------------------------
                                  John K. Carter
                                  Vice President and Counsel

          As required by the Securities Act of 1933, this Post-Effective Amendment No. 52 to the Registration Statement has been signed below by the following persons on the dates and in the capacities indicated:

                TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

           SIGNATURE                                  TITLE                            DATE
           ---------                                  -----                            ----
/s/ Brian C. Scott               *     President and Chief Executive Officer     January 28, 2004
---------------------------------
Brian C. Scott

/s/ Kim D. Day                         Vice President, Treasurer                 January 28, 2004
---------------------------------
Kim D. Day                             and Principal Financial Officer

/s/ Peter R. Brown               *     Manager and Vice Chairman                 January 28, 2004
---------------------------------
Peter R. Brown

/s/ Charles C. Harris            *     Manager                                   January 28, 2004
---------------------------------
Charles C. Harris

/s/ Daniel Calabria              *     Manager                                   January 28, 2004
---------------------------------
Daniel Calabria

/s/ William W. Short, Jr.        *     Manager                                   January 28, 2004
---------------------------------
William W. Short, Jr.

/s/ Leo J. Hill                  *     Manager                                   January 28, 2004
---------------------------------
Leo J. Hill

/s/ Janice B. Case               *     Manager                                   January 28, 2004
---------------------------------
Janice B. Case

/s/ Russell A. Kimball, Jr.      *     Manager                                   January 28, 2004
---------------------------------
Russell A. Kimball, Jr.

/s/ Larry N. Norman              *     Manager                                   January 28, 2004
---------------------------------
Larry N. Norman


/s/ John K. Carter
---------------------------------
*By:  John K. Carter
 As Attorney in Fact

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

Signatures                           Titles                                   Date
----------                           ------                                   ----
/s/ Ron F. Wagley            *       Director and President                   January 28, 2004
-----------------------------
Ron F. Wagley

/s/ Brenda K. Clancy         *       Director and Senior Vice President       January 28, 2004
-----------------------------
Brenda K. Clancy


/s/ Diane Meiners            *       Director, Vice President and Treasurer   January 28, 2004
-----------------------------
Diane Meiners

/s/ Christopher H. Garrett   *       Director                                 January 28, 2004
-----------------------------
Christopher H. Garrett

/s/ Craig D. Vermie          *       Director, Vice President, Counsel        January 28, 2004
-----------------------------        and Secretary
Craig D. Vermie

/s/ John K. Carter
-----------------------------
* John K. Carter
  as Attorney in Fact

                                  Exhibit Index


         Exhibit No.                                 Description of Exhibit
         -----------                                 ----------------------
All exhibits to be filed by amendment.

                                                       PROSPECTUS

                                               AEGON/TRANSAMERICA
                                                SERIES FUND, INC.
                                           TRANSAMERICA EQUITY II

                                                December 30, 2003

   AS WITH ALL FUND PROSPECTUSES, THE SECURITIES AND EXCHANGE
                           COMMISSION
       HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
          PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
    ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents

------------------------------------------------------- AEGON/TRANSAMERICA SERIES FUND, INC.
Information about the portfolio you                i    Investor Information
should know before investing                            PORTFOLIO DESCRIPTION
                                             TE II-1    Transamerica Equity II


------------------------------------------------------- ADDITIONAL INFORMATION
Additional information                             1    Management
regarding AEGON/Transamerica                       2    Explanation of Strategies and Risks
Series Fund, Inc.                                  3    Performance Information
                                                   3    Other Information

------------------------------------------------------- FOR MORE INFORMATION
Where to learn more                                     Back Cover
about the portfolio.

Investor Information
[GLOBE ICON]
OVERVIEW
--------------------------

AEGON/Transamerica Series Fund, Inc. (Fund or ATSF) currently offers several separate series or investment portfolios. This prospectus only includes Transamerica Equity II. The Fund is an open-end management investment company, more commonly known as a mutual fund.

Shares of this portfolio are currently sold only to Transamerica Occidental Life Insurance Company, to fund the benefits under certain individual flexible premium variable life insurance policies or individual and group variable annuity contracts.

INVESTMENT CONSIDERATIONS

- The portfolio has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

- No single portfolio can be a complete investment program; consider diversifying your portfolio choices.

- You should evaluate the portfolio in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine if the portfolio is right for you.

RISKS

- There can be no assurance that the portfolio will achieve its investment goal.

- Because you could lose money by investing in a portfolio, take the time to read the portfolio description and consider all risks before investing.

- All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your LONG-TERM investment goals.

- Portfolio shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Portfolio shares involve investment risks, including the possible loss of principal.

- Past performance does not necessarily indicate future results.

More detailed information about the portfolio, its investment policies, and its particular risks can be found in the AEGON/Transamerica Series Fund, Inc. Statement of Additional Information (SAI).

TO HELP YOU UNDERSTAND . . .

In this prospectus, you will see the symbols below.

These are "icons" which serve as tools to direct you to the type of information that is included in the accompanying paragraphs.

The icons are for your convenience and to assist you as you read this prospectus.

       The target directs you to a portfolio's goal or objective.
[BULLSEYE]

       The chess piece indicates discussion about a portfolio's strategies. [CHESS PIECE]

       The stoplight indicates the risks of investing in a portfolio.
[STOP LIGHT]

[GRAPH]The graph indicates investment performance.

       The question mark provides information about how a similar fund managed by a portfolio's sub-adviser has performed.
[QUESTION]

       The briefcase provides information about Fund management.
[BRIEF CASE]

       The money sign provides financial information about your portfolio. [DOLLAR SYMBOL]

---------------------
This portfolio may be appropriate for the investor who seeks capital growth in a broadly diverse stock portfolio.
---------------------
When a manager uses a "bottom up" approach, he looks primarily at individual companies against the context of broader market factors.

(TRANSAMERICA LOGO)    Transamerica Equity II
[BULLSEYE ICON]
OBJECTIVE
---------------------------

The investment objective of this portfolio is long-term capital growth.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve the portfolio's objective by investing principally in:

 - Common stocks

The portfolio pursues its investment objective by investing principally in listed and unlisted common stock, that is, stocks that are listed on an exchange and those that trade in the over-the-counter market.

The portfolio may also invest in debt securities and convertible or preferred stock having a call on convertible to common stock, by means of a conversion privilege or attached warrants, and warrants or other rights to purchase common stock. Unless market conditions indicate otherwise, the portfolio will be invested in such equity-type securities. However, when market conditions warrant it, a portion of the portfolio's assets may be held in cash or debt securities.

               TIM uses a "bottom up" approach to investing and focuses on identifying fundamental change in its early stages and investing in premier companies. It believes in long term investing and does not attempt to time the market. The portfolio is constructed one company at a time. Each company passes through TIM's rigorous research process and stands on its own merits as a premier company.

               TIM buys securities of companies that it believes have the defining features of premier growth companies that are under-valued in the stock market. Premier companies have many or all of these features:

 - Shareholder-oriented management

 - Dominance in market share

 - Cost production advantages

 - Leading brands

 - Self-financed growth

 - Attractive reinvestment opportunities
[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price,f the value of your investment in the portfolio will go up and down.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!

[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

Because the portfolio commenced operations on December 30, 2003, no historical performance information is presented here. Performance information will be presented for the portfolio after it has been in operation for one complete calendar year.

[MONEY ICON]
EXPENSES
--------------------------

When you use this portfolio to fund your product, you will pay certain fees and expenses in connection with the portfolio. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fee or charges imposed by your product.

FEE TABLE

ANNUAL PORTFOLIO OPERATING EXPENSES(A) (expenses that are deducted from portfolio assets)

% of average daily net assets

                                             CLASS OF SHARES
                                                 INITIAL
------------------------------------------------------------
Management fees                                    0.30%
Rule 12b-1 fees                                     N/A
Other expenses                                     0.07%
                                                ------------
TOTAL                                              0.37%
Expense reduction(b)                               0.07
                                                ------------
NET OPERATING EXPENSES                             0.30%
------------------------------------------------------------

(a) Annual portfolio operating expenses for Initial Class are based on the portfolio's expenses for the fiscal year ended 12/31/02.
(b) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 12/24/04 for expenses that exceed 0.30%. ATFA is entitled to reimbursement by the

                                      ATSF
                         TEII- 1 Transamerica Equity II
    portfolio of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized portfolio operating expenses are less than 0.30%

    EXPENSE EXAMPLE

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions that other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

               SHARE CLASS                  1 YEAR   3 YEARS
------------------------------------------------------------
                                             $ 31     $112
------------------------------------------------------------

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc.

SUB-ADVISER: Transamerica Investment Management, LLC

ADVISORY FEE: 0.30% of the value of the aggregate net assets of the portfolio.

PORTFOLIO MANAGERS:

Management decisions for the portfolio are made by a team of expert managers and analysts headed by a team leader (designated as the Lead Manager). The Lead Manager has primary responsibility for the day-to-day decisions related to the portfolio. The transactions and performance of the portfolio are reviewed by the sub-adviser's senior officers.

LEAD PORTFOLIO MANAGER: JEFFREY S. VAN HARTE, CFA. Mr. Van Harte is Senior Vice President and Head of Equity Investments at Transamerica Investment Management, LLC. Mr. Van Harte is the Lead Portfolio Manager for the Transamerica Premier Equity Fund. He also manages sub-advised funds and institutional separate accounts in the large growth discipline. Prior to portfolio management responsibilities at Transamerica Investment Management, LLC, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services. He joined Transamerica in 1980. Mr. Van Harte received a B.A. in finance from California State University at Fullerton and is a Chartered Financial Analyst.

PORTFOLIO MANAGER: GARY U. ROLLE, CFA. Mr. Rolle is President and Chief Investment Officer of Transamerica Investment Management, LLC. Mr. Rolle is the equity Co-Manager of the Transamerica Premier Balanced Fund. Mr. Rolle also manages sub-advised funds and institutional separate accounts in the growth discipline. He joined Transamerica in 1967. Mr. Rolle holds a B.S. in chemistry and economics from the University of California at Riverside and is a Chartered Financial Analyst.

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

Information is not included for this portfolio since it had not commenced operations as of December 31, 2003.

                                      ATSF
                         TEII- 2 Transamerica Equity II

Additional Information
[QUESTION ICON]
MANAGEMENT
--------------------------------

The Fund's Board is responsible for managing the business affairs of the Fund. It oversees the operation of the Fund by its officers. It also reviews the management of the portfolios' assets by the investment adviser and sub-advisers. Information about the Directors and executive officers of the fund is contained in the SAI.

AEGON/Transamerica Fund Advisers, Inc. (ATFA), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, has served as the Fund's investment adviser since 1997. The investment adviser is directly owned by Western Reserve (78%) and AUSA Holding Company (22%), both of which are indirect wholly-owned subsidiaries of AEGON N.V., a Netherlands corporation which is a publicly traded international insurance group.

Subject to the supervision of the Fund's Board, the investment adviser is responsible for furnishing continuous advice and recommendations to the Fund as to the acquisition, holding or disposition of any or all of the securities or other assets which the portfolios may own or contemplate acquiring from time to time; causing its officers to attend meetings and furnishing oral or written reports, as the Fund may reasonably require, in order to keep the Fund's Board and appropriate officers of the Fund fully informed as to the conditions of the investment portfolio of each portfolio, the investment recommendations of the investment adviser, and the investment considerations which have given rise to those recommendations; supervising the purchase and sale of securities of the portfolios as directed by the appropriate officers of the Fund; and maintaining all books and records required to be maintained by the investment adviser.

The Fund has received an order from the Securities and Exchange Commission that permits the Fund and the investment adviser, subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a portfolio pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on the same sub-advisory contract terms where a contract has been assigned because of a change in control of the sub-adviser. In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.
[CHESSPIECE ICON]
EXPLANATION OF STRATEGIES AND RISKS
------------------------------------------------------

In the discussion of the portfolio included in this prospectus you found descriptions of the principal strategies and risks associated with it. For a more detailed explanation of those strategies and risks, and those of the other types of investments in which it may invest, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

The portfolio currently has a policy of investing, under normal circumstances, at least 80% of its assets in common stocks and will provide its shareholders with at least 60 days prior notice before making changes to such a policy.

DIVERSIFICATION AND CONCENTRATION

The 1940 Act classifies investment companies as either diversified or non-diversified. (This portfolio is diversified.)

Diversification is the practice of spreading a portfolio's assets over a number of investments, investment types, industries or countries to reduce risk.

A diversified portfolio is subject to the following diversification requirements (which are set forth in full in the SAI):

 - As a fundamental policy, with respect to 75% of the total assets of a portfolio, the portfolio may not own more than 10% of the outstanding voting shares of any issuer (other than U.S. government securities) as defined in the 1940 Act and, with respect to some portfolios, in other types of cash items.

 - As a fundamental policy, with respect to 75% of the total assets of a portfolio, the portfolio will not purchase a security of any issuer if such would cause the portfolio's holdings of that issuer to amount to more than 5% of the portfolio's total assets.

                            1 Additional Information

 - As a fundamental policy governing concentration, no portfolio will invest 25% or more of its assets in any one particular industry, other than U.S. government securities or its agencies or instrumentalities (or repurchase agreements with respect thereto).

CASH POSITION

The portfolio may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of short-term debt securities that are considered cash equivalents. This may be done as a temporary defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When the portfolio increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. It may not be able to meet its investment objective under those conditions.

PORTFOLIO TURNOVER

The portfolio turnover rate is, in general, the percentage calculated by taking the lesser of purchases or sales of portfolio securities (excluding short-term securities) for a year and dividing it by the monthly average of the market value of such securities during the year.

Changes in security holdings are made by a portfolio's sub-adviser when it is deemed necessary. Such changes may result from: liquidity needs; securities having reached a price or yield objective; anticipated changes in interest rates or the credit standing of an issuer; or unforeseen developments.

The rate of portfolio turnover will not be a limiting factor when short-term investing is considered appropriate. Increased turnover rates result in higher brokerage costs and other transaction based expenses for a portfolio. These charges are ultimately borne by the policyholders.

SHORT SALES

A portfolio may sell securities "short against the box." A short sale is the sale of a security that the portfolio does not own. A short sale is "against the box" if at all times when the short position is open, the portfolio owns an equal amount of the securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

TEMPORARY DEFENSIVE POSITION

The portfolio may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the portfolio principal investment strategies). Under these circumstances, the portfolio may be unable to achieve its investment objective.

[GRAPH ICON]
PERFORMANCE INFORMATION
------------------------------------------------------

The Fund may include quotations of a portfolio's total return in connection with the total return for the appropriate separate account, in advertisements, sales literature or reports to policyowners or to prospective investors. Total return for the portfolio reflect only the performance of a hypothetical investment in the portfolio during the particular time period shown as calculated based on the historical performance of the portfolio during that period. Such quotations do not in any way indicate or project future performance. Quotations of total return will not reflect charges or deductions against the separate accounts or charges and deductions against the policies or the annuity contracts. Where relevant, the prospectuses for the policies and the annuity contracts contain performance information which show total return for the separate accounts, policies or annuity contracts.

TOTAL RETURN

Total return refers to the average annual percentage change in value of an investment in a portfolio held for a stated period of time as of a stated ending date. When a portfolio has been in operation for the stated period, the total return for such period will be provided if performance information is quoted. Total return quotations are expressed as average annual compound rates of return for each of the periods quoted. They also reflect the deduction of a proportionate share of a portfolio's investment advisory fees and direct portfolio expenses, and assume that all dividends and capital gains distributions during the period are reinvested in the portfolio when made.

[QUESTIONMARK ICON]
OTHER INFORMATION
------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

As described earlier in this prospectus, shares of the portfolio are intended to be sold to certain separate

                            2 Additional Information
accounts of Transamerica Occidental Life Insurance Company. Shares are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. (However, certain sales or other charges may apply to the policies or annuity contracts, as described in the product prospectus.)

VALUATION OF SHARES

The portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually 4:00 p.m., Eastern Time), on each day the exchange is open.

Net asset value (NAV) of a portfolio share is computed by dividing the value of the net assets of the portfolio by the total number of shares outstanding in the portfolio. Share prices for any transaction are those next calculated after receipt of an order.

Except for money market instruments maturing in 60 days or less, securities held by portfolios are valued at market value. If market values are not readily available, securities are valued at fair value as determined by the Fund's Valuation Committee under the supervision of the Fund's Board.

Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

DIVIDENDS AND DISTRIBUTIONS

The portfolio intends to distribute substantially all of its net investment income, if any. Dividends and capital gains distributions of the remaining portfolios are typically declared and reinvested annually. Dividends and distributions are paid in additional shares on the business day following the ex-date. Distributions of short-term capital gains are included as distributions of net investment income.

TAXES

The portfolio has either qualified and expects to continue to qualify or will qualify in its initial year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified, a portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is the portfolio's intention to distribute all such income and gains.

Shares of the portfolio are currently offered only to the separate accounts of Transamerica Occidental Life Insurance Company. Separate accounts are insurance company separate accounts that fund the policies and the annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see "Federal Income Tax Considerations" included in the prospectus for the respective policy.

Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on each portfolio. The portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the portfolio by Subchapter M and the 1940 Act. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by "safe harbor," rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance companies, the policies and the annuity contracts

                            3 Additional Information
may be taxable. See the prospectuses for the policies and annuity contracts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisors.

COSTS AND MARKET TIMING/FREQUENT TRANSFERS

Professional market timing organizations and some Contract or Policy owners try to profit from various strategies called market timing; for example, switching money into investment option portfolios when they expect prices to rise and taking money out when they expect prices to fall, or switching from one investment option portfolio to another and then back again after a short period of time. As money is shifted in and out, the underlying mutual fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term Contract or Policy owners who do not generate the costs. Frequent transfers may also impede the ability of the portfolio manager of the underlying fund to sustain the stated investment objective of the portfolio.

The transfer privilege under the Contract or Policy is not intended to serve as a vehicle for short-term or frequent transfers. The Contract or Policy does not permit market timing/frequent transfers. As described above, frequent transfers among investment option portfolios disrupt portfolio management in the underlying mutual fund and tend to drive fund expenses higher. We reserve the right to limit or revoke your transfer privileges and/or may not accept future premium payments from you if you engage in frequent transfer activity.

DO NOT INVEST WITH US IF YOU INTEND TO CONDUCT MARKET TIMING/FREQUENT TRANSFER ACTIVITY. IF YOU DO, WE WILL IMMEDIATELY NOTIFY YOU AND YOUR AGENT IN WRITING THAT ANY ADDITIONAL REQUESTS FOR TRANSFERS WILL BE SUBJECT TO CERTAIN RESTRICTIONS, INCLUDING THE PERMANENT LOSS OF ELECTRONIC TRANSFER PRIVILEGES. We consider transfers by telephone, fax, overnight mail or Internet to be "electronic" transfers.

We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

                            4 Additional Information

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO IS AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE PORTFOLIO'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

YOU MAY ALSO CALL 1-800-851-9777 TO REQUEST THIS ADDITIONAL INFORMATION ABOUT THE FUND WITHOUT CHARGE OR TO MAKE SHAREHOLDER INQUIRIES.

OTHER INFORMATION ABOUT THE PORTFOLIO HAS BEEN FILED WITH AND IS AVAILABLE FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION. INFORMATION ABOUT THE FUND (INCLUDING THE SAI) CAN BE REVIEWED AND COPIED AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 202-942-8090. INFORMATION MAY BE OBTAINED, UPON PAYMENT OF A DUPLICATING FEE BY WRITING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549-6009.

REPORTS AND OTHER INFORMATION ABOUT THE FUND ARE ALSO AVAILABLE ON THE COMMISSION'S INTERNET SITE AT HTTP://WWW.SEC.GOV. (AEGON/TRANSAMERICA SERIES FUND, INC. FILE NO. 811-4419.)

FOR MORE INFORMATION ABOUT THE PORTFOLIO, YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS WITHOUT CHARGE, OR TO MAKE OTHER INQUIRIES

ABOUT THIS FUND, CALL THE NUMBER LISTED ABOVE.

(AEGON/TRANSAMERICA SERIES FUND, INC. FILE NO. 811-4419.)